                        EMERALD FUND 1998 ANNUAL REPORT
                                    EMERALD
                              INSTITUTIONAL MONEY
                                  MARKET FUND
                       Prime Advantage Institutional Fund
    This report is submitted for the general information of Nations Funds shareholders and must be preceded or accompanied by a current Nations Funds prospectus.

July 1998

Dear Shareholder,

We are pleased to present the Annual Report for the Emerald Prime Advantage Institutional Fund for the fiscal period of December 1, 1997 through May 15, 1998. The report contains information concerning the Fund's performance, portfolio holdings and financial statements for the fiscal period. We hope you will take a moment to review it.

As you know, the Emerald Prime Advantage Institutional Fund was reorganized into Nations Money Market Reserves Fund on May 22, 1998. The reorganization was approved by the Fund's shareholders at a special shareholder meeting on May 4, 1998.

As a Nations Funds shareholder, you will receive a semi-annual report for the Nations Money Market Reserves Fund at the beginning of January for the period of May 16, 1998 through October 31, 1998.

We appreciate your ongoing commitment to Nations Funds and look forward to continuing to help you pursue your investment goals over the course of your lifetime. If you have any questions or would like assistance, please contact us anytime between 8:30 a.m. and 6:00 p.m., Eastern time, at 1-800-321-7854.

Sincerely,

Nations Funds

       NOT                                MAY LOSE VALUE
       FDIC-INSURED                       NO BANK GUARANTEE

Nations Funds Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: NationsBanc Advisors, Inc

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
May 15, 1998
--------------------------------------------------------------------------------

                                                                        MOODY'S/S&P
                                                                         RATINGS                        AMORTIZED
                                                                        (UNAUDITED)    PRINCIPAL          COST
                                                                        ----------   --------------   -------------

BANK NOTES (10.9%)
DOMESTIC (10.9%)
  Compass Bank, Floating Rate Bank Note, 5.64%, 7/16/98* .............     P-1/A-2    $   5,000,000   $   4,999,553
  Morgan Stanley, Floating Rate Bank Note, 5.57%, 5/18/98* ...........       A1/A+        3,000,000       3,000,000
  PNC Bank NA., Floating Rate Bank Note, 5.60%, 9/2/98* ..............        A1/A        5,000,000       4,998,988
                                                                                                      -------------
TOTAL BANK NOTES
 (AMORTIZED COST $12,998,541).........................................                                   12,998,541
                                                                                                      -------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (8.4%)
  CS First Boston, Variable Rate CD, 6.25%, 10/30/98* ................     P-1/A-1        5,000,000       5,000,000
  Harris Bank and Trust, CD, 5.51%, 5/28/98 ..........................     P-1/A-1        5,000,000       5,000,000
                                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC
 (AMORTIZED COST $10,000,000).........................................                                   10,000,000
                                                                                                      -------------

CERTIFICATES OF DEPOSIT -- YANKEE (4.2%)
  Bank of Scotland, New York Branch CD, 5.53%, 6/1/98 ................   P-1+/A-1+        5,000,000       5,000,000
                                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT -- YANKEE
 (AMORTIZED COST $5,000,000)..........................................                                    5,000,000
                                                                                                      -------------

COMMERCIAL PAPER (29.3%)
DOMESTIC (25.1%)
  Asset Securitization Cooperative Corp. (b), (c), 5.52%, 6/5/98 .....    P-1/A-1+        5,000,000       4,984,667
  Chrysler Financial Corp., 5.53%, 6/22/98 ...........................     P-1/A-1        5,000,000       4,971,582
  General Motors Acceptance Corporation, 5.48%, 6/8/98 ...............     P-1/A-1        5,000,000       4,982,494
  Lexington Capital Company LLC (b), 5.50%, 8/14/98 ..................   F-1**/A-1        5,000,000       4,931,250
  New Center Asset Trust, 5.50%, 6/24/98 .............................    P-1/A-1+        5,000,000       4,970,208
  PHH Corp, 5.56%, 5/20/98 ...........................................     P-1/A-1        5,000,000       4,996,911
                                                                                                      -------------
                                                                                                         29,837,112
                                                                                                      -------------
  FOREIGN (4.2%)
  Svenska Handelsbanken, 5.49%, 5/26/98 ..............................     P-1/A-1        5,000,000       4,992,375
                                                                                                      -------------
TOTAL COMMERCIAL PAPER
 (AMORTIZED COST $34,829,487).........................................                                   34,829,487
                                                                                                      -------------

-------------

See Notes to Financial Statements.

                                                                        MOODY'S/S&P
                                                                         RATINGS                        AMORTIZED
                                                                        (UNAUDITED)    PRINCIPAL          COST
                                                                        ----------   --------------   -------------
MEDIUM TERM NOTES (16.8%)
  CTN Trust, Series 1, Variable Rate Medium Term Note (b), 6.01%,
    9/2/98* ..........................................................     P-1/A-1    $   5,000,000   $   5,005,186
  Goldman Sachs, Variable Rate Promissory Note (b),
    5.66%, 8/7/98* ...................................................    P-1/A-1+        5,000,000       5,000,000
  Key Auto Finance Trust, Series 97-2, Class A-1,
    5.84%, 1/5/99 ....................................................    P-1/A-1+        2,017,578       2,017,386
  Merrill Lynch & Co., Variable Rate Medium Term Note, 6.24%,
    10/29/98* ........................................................     Aa3/AA-        5,000,000       5,000,000
  TMG Financial/Tiers, Series 1996-A, Variable Rate Medium Term Note
    (b), 5.66%, 6/15/98* .............................................    P-1/A-1+        3,000,000       3,000,000
                                                                                                      -------------
TOTAL MEDIUM TERM NOTES
 (AMORTIZED COST $20,022,572).........................................                                   20,022,572
                                                                                                      -------------

REPURCHASE AGREEMENTS (30.4%)
  J P Morgan Tri-Party Repurchase Agreement, dated 5/15/98 with a maturity value of $15,007,003 (Collateralized by $41,607,673 various Government National Mortgage Assoc., 8.50%, 11/15/19 --
    4/15/25, market value of $15,401,803), 5.68%, 5/18/98 ............                   15,000,000      15,000,000
  Salomon Brothers Tri-Party Repurchase Agreement, dated 5/15/98 with a maturity value of $21,045,072 (Collateralized by $97,257,980 various Federal National Mortgage Assoc., 5.50% -- 12.00%, 8/1/98
    -- 5/1/28, market value of $21,546,824), 5.70%, 5/18/98 ..........                   21,035,217      21,035,217
                                                                                                      -------------

TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $36,035,217).........................................                                   36,035,217
                                                                                                      -------------

TOTAL (AMORTIZED COST $118,885,817) (A) -- 100.0%.....................                                $ 118,885,817
                                                                                                      -------------
                                                                                                      -------------

-------------

Percentages indicated are based on net assets of $118,879,828.
  * Variable rate security. Rate represents rate in effect on May 15, 1998. Maturity date reflects the next rate change date.
 **  Fitch Investors rating
(a)  Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors.
(c)  This security has been determined to be illiquid.

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
May 15, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (amortized cost $82,850,600).....................  $   82,850,600
  Repurchase agreements (amortized cost $36,035,217)........................      36,035,217
  Interest and dividends receivable.........................................         296,184
  Prepaid expenses and other assets.........................................           3,091
                                                                              --------------

Total assets................................................................     119,185,092
                                                                              --------------

LIABILITIES:
  Dividends payable.........................................................         271,516
  Investment advisory fees..................................................           4,927
  Administration fees.......................................................           3,197
  Other liabilites and accrued expenses.....................................          25,624
                                                                              --------------

Total liabilities...........................................................         305,264
                                                                              --------------

NET ASSETS..................................................................  $  118,879,828
                                                                              --------------
                                                                              --------------

Shares Outstanding ($0.001 par value, unlimited number of shares
  authorized):..............................................................     118,889,260
                                                                              --------------
                                                                              --------------

Net Asset Value, Offering Price and Redemption Price per share:.............  $         1.00
                                                                              --------------
                                                                              --------------

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................................  $      118,889
  Additional paid-in capital................................................     118,770,371
  Accumulated undistributed net investment income...........................           3,853
  Accumulated undistributed net realized losses on investment
    transactions............................................................         (13,285)
                                                                              --------------

Net Assets..................................................................  $  118,879,828
                                                                              --------------
                                                                              --------------

------------

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statement of Operations
For the period ended May 15, 1998*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest...............................................                 $  3,690,212
                                                                          ------------

EXPENSES:
  Investment advisory fees...............................  $     64,318
  Administration fees....................................        49,847
  Fund accounting fees...................................         2,260
  Transfer agent fees and expenses.......................        15,830
  Custody fees...........................................        10,734
  Audit and Legal fees...................................        12,815
  Registration and filing fees...........................         4,247
  Insurance expense......................................         3,632
  Other..................................................         7,289
                                                           ------------
Gross Expenses...........................................       170,972
Less: Expense waivers and reimbursements.................       (43,747)
                                                           ------------
Net Expenses.............................................                      127,225
                                                                          ------------
Net Investment Income....................................                    3,562,987
                                                                          ------------

REALIZED GAINS ON INVESTMENTS:
  Net realized gains on securities transactions..........                          304
                                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....                 $  3,563,291
                                                                          ------------
                                                                          ------------

------------

* For the period from December 1, 1997 through May 15, 1998.

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD     YEAR ENDED
                                                    ENDED MAY 15,     NOVEMBER 30,
                                                        1998*             1997
                                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income...........................  $    3,562,987   $    7,902,030
  Net realized gains (losses) on securities
    transactions..................................             304               36
                                                    --------------   --------------
  Net increase (decrease) in net assets resulting
    from operations...............................       3,563,291        7,902,066
                                                    --------------   --------------
Dividends to Shareholders from net investment
  income:.........................................      (3,562,987)      (7,902,030)
                                                    --------------   --------------
Fund Share Transactions:
  Net proceeds from shares subscribed.............     188,672,761      386,649,397
  Cost of shares redeemed.........................    (247,701,024)    (341,785,250)
                                                    --------------   --------------
  Net increase (decrease) in net assets from Fund
    share transactions............................     (59,028,263)      44,864,147
                                                    --------------   --------------
Total increase (decrease).........................     (59,027,959)      44,864,183

NET ASSETS:
  Beginning of period.............................     177,907,787      133,043,604
                                                    --------------   --------------
  End of period...................................  $  118,879,828   $  177,907,787
                                                    --------------   --------------
                                                    --------------   --------------

------------

* For the period from December 1, 1997 through May 15, 1998.

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising fourteen portfolios. The accompanying financial statements and notes relate only to the Prime Advantage Institutional Fund (the "Fund"). The investment objective of the Fund is to provide a high level of current income consistent with the maintenance of liquidity, the preservation of capital and a stable net asset value. The Fund pursues its objective by investing in a broad range of short-term government, bank and corporate obligations.

    Barnett Capital Advisors, Inc. ("Barnett"), formally a wholly-owned subsidiary of Barnett Banks, Inc., serves as the Fund's investment adviser. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") serves as the Fund's administrator. BISYS Fund Services, Inc. serves as the Fund's transfer agent and fund accountant. Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Fund's shares. BISYS and BISYS Fund Services, Inc. are each a wholly-owned subsidiary and the Distributor is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

    On January 9, 1998, Barnett Banks, Inc. was merged into a subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett became a wholly-owned indirect subsidiary of NationsBank.

    On February 12, 1998, the Board of Trustees of the Trust approved the reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. The reorganization was approved by shareholders of the Trust, including shareholders of the Fund at a special meeting of shareholders held on May 4, 1998 as reconvened on May 8, 1998.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Security Valuation:

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B) Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Dividends and Distributions to Shareholders:

Dividends from net investment income are declared daily and are paid monthly to shareholders. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carryovers of the Fund, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income

--------------------------------------------------------------------------------

tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

D) Repurchase Agreements:

The Trust's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E) Lending Securities:

If the Fund lends its securities, the Fund receives collateral from the borrower, in the form of cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the credit standards of the Fund, in an amount at least equal at all times to the market value of the securities loaned. The Fund continues to receive interest on the securities loaned and may simultaneously earn interest on the collateral held. The Fund records and values such collateral at its market value on the date of receipt and marks-to-market such collateral on a daily basis through the maturity date. If the borrower defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the borrower of the security, realization of the collateral by the Fund may be delayed or limited. As of May 15, 1998, the Fund had no securities on loan.

F) Expenses:

The Trust accounts separately for the assets, liabilities and operations of the Fund. Direct expenses of the Fund are charged to the Fund while general Trust expenses are allocated among the Trust's respective portfolios.

G) Federal Income Taxes:

For federal income tax purposes, the Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of the Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At November 30, 1997, the Fund had the following capital loss carryovers:

                                                    EXPIRATION
                                          AMOUNT       DATE
                                          -------   -----------
Prime Advantage
 Institutional Fund.....................  $ 2,278         2001
                                           11,311         2002
                                          -------
                                          $13,589
                                          -------
                                          -------

    These capital loss carryovers may be used to offset any future realized gains on securities transactions to the extent provided in the regulations under the Code. To the extent utilized, the Fund will reduce amounts otherwise payable to shareholders from net realized gains.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett, an Administration Agreement with BISYS, a Transfer Agency Agreement with BISYS Fund Services, Inc. and a Distribution Agreement with the Distributor. BISYS' fees for serving as

--------------------------------------------------------------------------------

fund accountant to the Fund are included as part of the administration fee. The Fund pays BISYS' out-of-pocket accounting expenses.

    The Trust has agreed to pay Barnett a fee at an annual rate of 0.10% of the average daily net assets of the Fund. Such fees are accrued daily and paid monthly. Barnett is responsible for all purchases and sales of the Fund's portfolio securities, subject to the general supervision of the Board of Trustees. As administrator, BISYS assists in supervising the operations of the Fund. For its services, BISYS is entitled to receive a fee at an annual rate of 0.0775% of the first $5 billion of the Trust's aggregate net assets, 0.07% of the next $2.5 billion, 0.065% of the next $2.5 billion and 0.05% of all assets exceeding $10 billion. In the event that the aggregate average daily net assets fall below $3 billion, the fee will be increased to 0.08% of the aggregate average daily net assets of the Trust. Such fees are accrued daily and paid monthly. The Distributor does not receive a fee under the Distribution Agreement.

    For its services as transfer agent, BISYS Fund Services, Inc. waived fees in the amount of $6,433 for the Fund for the period ended May 15, 1998.

    BISYS may voluntarily reduce fees to assist the Fund in maintaining a competitive expense ratio. For the period ended May 15, 1998, BISYS waived administration fees of $17,688 for the Fund.

    Barnett has voluntarily agreed to reimburse Fund expenses with respect to the Fund to the extent the Fund's ordinary operating expenses exceed 0.20% of the Fund's average daily net assets. This voluntary reimbursement may be terminated at any time by Barnett. As a result of such expense limitations, Barnett agreed to reimburse $19,626 to the Fund for the period ended May 15, 1998.

    Certain officers of the Trust are "affiliated persons" (as defined in the 1940 Act) of BISYS or the Distributor. Two of the Trustees receive an annual fee of $20,000 while the remaining four Trustees receive an annual fee of $15,000 and a meeting fee of $2,000 per meeting was received by all six Trustees, for services relating to all of the portfolios constituting the Trust. For the period ended May 15, 1998, the Fund incurred legal fees of $6,006, earned by a law firm, a partner of which serves as Secretary to the Trust.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends and distributions, and shares redeemed are equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

NOTE 5 -- SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of the Trust (the "Meeting") was held on May 4, 1998 as reconvened May 8, 1998. At the Meeting, shareholders of the Fund approved the following proposals:

    1. Proposal to ratify and approve an interim investment advisory agreement between the Trust and Barnett Capital Advisors Inc. with respect to the Fund for the period from January 9, 1998 forward.

PRIME ADVANTAGE INSTITUTIONAL FUND

 VOTES IN     VOTES       VOTES
  FAVOR      AGAINST    ABSTAINED
----------  ---------  -----------
115,083,399  14,166         0

    2. Proposal to approve an Agreement and Plan of Reorganization between the Trust and Nations Institutional Reserves ("Nations") which provides for the transfer of all of the assets and liabilities of the Fund to a corresponding fund of Nations in exchange for Capital Class shares of such Nations fund, and which contemplates the reorganization of the Trust.

PRIME ADVANTAGE INSTITUTIONAL FUND

 VOTES IN     VOTES       VOTES
  FAVOR      AGAINST    ABSTAINED
----------  ---------  -----------
115,083,399  14,166         0

NOTE 6 -- SUBSEQUENT EVENT (UNAUDITED)

On May 15, 1998 and May 22, 1998, all of the assets and liabilities of the Trust's portfolios were transferred to corresponding funds in the Nations Funds family, including the assets and liabilities of the Fund which were transferred on May 22, 1998. As a result, the shareholders of the Trust's portfolios, including shareholders of the Fund, have become shareholders of Nations Funds.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    PERIOD ENDED             YEARS ENDED
                                                    ------------     ---------------------------
                                                      MAY 15,        NOVEMBER 30,   NOVEMBER 30,
                                                       1998*           1997(a)          1996
                                                    ------------     ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  1.0000        $  0.9999      $  0.9999
                                                    ------------     ------------   ------------
Income from investment operations:
  Net investment income...........................       0.0252           0.0545         0.0516
  Net realized and unrealized gain (loss).........           --               --             --
                                                    ------------     ------------   ------------
  Total income from investment operations.........       0.0252           0.0545         0.0516
                                                    ------------     ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............      (0.0252)         (0.0545)       (0.0516)
  Distributions from net realized gains on
    securities....................................           --               --             --
                                                    ------------     ------------   ------------
  Total dividends and distributions...............      (0.0252)         (0.0545)       (0.0516)
                                                    ------------     ------------   ------------
  Increase due to voluntary capital contribution
    from Sub-Adviser..............................           --               --             --
                                                    ------------     ------------   ------------
Net change in net asset value.....................           --               --             --
                                                    ------------     ------------   ------------
NET ASSET VALUE, END OF PERIOD....................    $  1.0000        $  0.9999      $  0.9999
                                                    ------------     ------------   ------------
                                                    ------------     ------------   ------------
Total Return......................................         2.55%(b)         5.58%          5.29%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands)..........    $ 118,880        $ 177,908      $ 133,044
  Ratio of expenses to average net assets.........         0.20%(c)         0.20%          0.35%
  Ratio of net investment income to average net
    assets........................................         5.54%(c)         5.45%          5.16%
  Ratio of expenses to average net assets**.......         0.27%(c)         0.28%          0.35%
  Ratio of net investment income to average net
    assets**......................................         5.47%(c)         5.37%          5.16%


                                                                   YEARS ENDED
                                                    ------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993
                                                    ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  0.9999      $  1.0000      $  1.0017
                                                    ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................       0.0561         0.0377         0.0304
  Net realized and unrealized gain (loss).........           --        (0.0038)        0.0005***
                                                    ------------   ------------   ------------
  Total income from investment operations.........       0.0561         0.0339         0.0309
                                                    ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............      (0.0561)       (0.0377)       (0.0304)
  Distributions from net realized gains on
    securities....................................           --             --        (0.0022)
                                                    ------------   ------------   ------------
  Total dividends and distributions...............      (0.0561)       (0.0377)       (0.0326)
                                                    ------------   ------------   ------------
  Increase due to voluntary capital contribution
    from Sub-Adviser..............................           --         0.0037             --
                                                    ------------   ------------   ------------
Net change in net asset value.....................           --        (0.0001)       (0.0017)
                                                    ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................    $  0.9999      $  0.9999      $  1.0000
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
Total Return......................................         5.76%          3.83%          3.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands)..........    $ 131,089      $ 131,758      $ 111,769
  Ratio of expenses to average net assets.........         0.40%          0.40%          0.40%
  Ratio of net investment income to average net
    assets........................................         5.60%          3.80%          3.03%
  Ratio of expenses to average net assets**.......         0.46%          0.44%          0.44%
  Ratio of net investment income to average net
    assets**......................................         5.54%          3.76%          3.00%

---------------

  *  For the period from December 1, 1997 through May 15, 1998.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
*** Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.
(a) Effective December 1, 1996, Rodney Square Management Corporation no longer served as Sub-Adviser to the Fund.
(b)  Not annualized.
(c)  Annualized.

See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Trustees of the
Emerald Funds:

We have audited the accompanying statement of assets and liabilities of the Emerald Prime Advantage Institutional Fund (the Fund), including the schedule of portfolio investments, as of May 15, 1998, the related statement of operations for the period December 1, 1997 through May 15, 1998, and the statements of changes in net assets and the financial highlights for the period from December 1, 1997 through May 15, 1998 and for the year ended November 30, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended November 30, 1996, and prior periods as indicated herein, were audited by other auditors whose report thereon dated January 22, 1997 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of May 15, 1998, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights for the period from December 1, 1997 through May 15, 1998 and for the year ended November 30, 1997 present fairly, in all material respects, the financial position of the Emerald Prime Advantage Institutional Fund at May 15, 1998, and the results of its operations for the period from December 1, 1997 through May 15, 1998, and the changes in its net assets and the financial highlights for the period from December 1, 1997 through May 15, 1998 and for the year ended November 30, 1997, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Columbus, Ohio
July 1, 1998